Restrictions on cash and due from banks and certain securities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Restrictions on Cash and Due from Banks and Certain Securities - Additional Information [Abstract]
Average Reserve Required With Federal Reserve Bank	$ 2,300	$ 1,600
Restricted Cash And Cash Equivalents	$ 39	$ 52